INCOME TAX EXPENSES	12 Months Ended
Dec. 31, 2025
Income Tax Disclosure [Abstract]
INCOME TAX EXPENSES

13. INCOME TAX EXPENSES

Caymans Islands

The Company is domiciled in the Cayman Islands. This locality currently enjoys permanent income tax holidays; accordingly, the Company does not accrue for income taxes.

Singapore

The Company’s subsidiaries, Maxwill Pte. Ltd., Maxwill (Asia) Pte. Ltd., LP Grace Pte. Ltd., Maxwill Foodlink Pte. Ltd., Davis Commodities Pte. Ltd., and Davis Commodities SEA Pte. Ltd., Davis Commodities Global Pte. Ltd., and Davis Commodities Asia Pte. Ltd. are considered Singapore tax resident enterprises under Singapore tax laws. Accordingly, they are subject to enterprise income tax on their taxable income as determined under Singapore tax laws and accounting standards at a statutory tax rate of 17% (2024: 17%).

The income tax provision consists of the following components:

	For the years ended December 31,
	2023	2024	2025
	US$’000	US$’000	US$’000
Singapore entity:
Current year	150	15	*
Under-provision in prior year	–	163	–
Deferred tax	(1)	–	–
Non-Singapore entity:	–	–	–
Income tax expense	149	178	*

*	Denotes amount less than US$1,000

The income tax expense varied from the amount of income tax expense determined by applying the Singapore income tax rate of 17% (2024: 17%) to profit/(loss) before income tax as a result of the following differences:

	For the years ended December 31,
	2023		2024		2025
	US$’000%		US$’000%		US$’000%
Income/(loss) before tax expenses:	1,235		(3,351)		(5,035)

Tax at the domestic income tax rate	210	17.0	(570)	17.0	(856)	17.0
Tax of different tax rate of other jurisdiction	–	–	–	–	372	(7.4)
Tax effect of expenses that are not deductible in determining taxable profit	21	1.7	142	(4.2)	337	(6.7)
Non-taxable incomes	(7)	(0.6)	*	–	*	–
Tax exemption	(15)	(1.2)	(15)	0.4	(1)	0.0
Change in valuation allowance	–	–	473	(14.1)	155	(3.1)
Tax rebate	–	–	(15)	0.4	–	–
Capital allowances and rebate	(155)	(12.6)	–	–	–	–
Others	95	7.7	163	(4.9)	(7)	0.1
	149	12.1	178	(5.3)	*	–

_______________

*	Denotes amount less than US$1,000.

The significant component of the Company’s deferred tax asset is as follows:

	December 31,
	2024	2025
	US$’000	US$’000
Net operating loss carryforwards	473	628
	(473)	(628)
	–	–

As of December 31, 2024 and 2025, the Company had net operating loss carryforwards of US$2,782,000 and US$3,694,000, respectively. These losses can offset future taxable income and can be carried forward indefinitely. The management considers evidence, both positive and negative, that could affect its view of the future realization of deferred tax assets. The Company believed that it was more likely than not that the Company will be unable to fully utilize its deferred tax assets related to the net operating loss carryforwards in Singapore. As a result, the valuation allowance of US$473,000 and US$628,000 was recorded against the gross deferred tax asset balance as of December 31, 2024 and 2025, respectively.